FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial assets (Details) - Cross-currency interest rate swaps - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 605.1	$ 679.8
Fair value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 605.1	$ 679.8